SHARE CAPITAL AND RESERVES - issued shares, Year ended November 30, 2021 (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 01, 2021 CAD ($) $ / shares shares	Jan. 29, 2021 CAD ($) $ / shares shares	Nov. 30, 2021 CAD ($) Options $ / shares shares	Nov. 30, 2020 CAD ($) $ / shares shares
Increase in equity upon vesting of RSU			$ (431)
Decrease in cash and cash equivalents in relation to withholding taxes paid			431
Gross proceeds from exercise of warrants			19	$ 518
Fair value of the warrants reclassified from reserves to share capital			(19)	(518)
Gross proceeds from exercise of options			2,142	328
Fair value of the options reclassified from reserves to share capital			(2,142)	(328)
Value of units issued through bought deal financing			85,699
Share issuance costs			5,839
Value of shares issued in connection with employment compensation agreements			4,287	$ 9,777
LYF
Value of shares issued in connection with the acquisition			16,214
GR
Value of shares issued in connection with the acquisition			$ 40,662
CS
Number of shares issued in connection with the acquisition | shares			35,760,000
Share Capital
Number of shares issued upon vesting of RSU | shares			111,030
Number of RSU released | Options			116,263
Increase in equity upon vesting of RSU			$ 476
Number of shares issued upon exercise of warrants | shares			2,000	58,475
Price per share for exercise of warrants | $ / shares			$ 10.43
Fair value of the warrants reclassified from reserves to share capital			$ (21)	$ (851)
Number of shares issued upon exercise of options | shares			401,678	145,550
Gross proceeds from exercise of options				$ 328
Fair value of the options reclassified from reserves to share capital			$ (4,085)	$ (644)
Units issued through bought deal financing (in shares) | shares	4,646,767	6,454,666	11,101,433
Value of units issued through bought deal financing	$ 46,003	$ 39,696	$ 81,354
Number of shares per unit | shares	1	1
Number of warrants per unit | shares	1	0.5
Total consideration of units issued allocated to common shares	$ 42,876	$ 32,701
Total consideration of units issued allocated to share purchase warrants	$ 279	$ 4,066
Warrants exercise price | $ / shares	$ 12.45	$ 7.65		$ 12.00
Warrants exercise term	36 months	36 months
Share issuance costs	$ 2,848	$ 2,929	$ 5,839
Number of shares issued in connection with employment compensation agreements | shares			171,667	400,000
Value of shares issued in connection with employment compensation agreements			$ 779	$ 1,920
Share Capital | LYF
Number of shares issued in connection with the acquisition | shares			3,106,032
Value of shares issued in connection with the acquisition			$ 16,214
Share Capital | GR
Number of shares issued in connection with the acquisition | shares			4,094,726
Value of shares issued in connection with the acquisition			$ 40,662
Share Capital | CS
Share issuance costs			$ 62
Number of shares issued in connection with the acquisition | shares			5,786,360
Value of shares issued in connection with the acquisition			$ 35,760
Reserves
Increase in equity upon vesting of RSU			(907)
Fair value of the warrants reclassified from reserves to share capital			2	333
Fair value of the options reclassified from reserves to share capital			1,943	316
Value of units issued through bought deal financing			4,345
Value of shares issued in connection with employment compensation agreements			3,978	8,299
Obligation to issue shares
Value of shares issued in connection with employment compensation agreements			$ (470)	$ (442)